INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

15. INCOME TAXES

        The provision for income taxes is comprised of the following:

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Income (Loss) before Income Tax
Canada	(8,876,370)	18,354,204	(23,378,980)
Other	30,352,504	49,228,109	(50,984,454)

	21,476,134	67,582,313	(74,363,434)

Current Tax
Canada	4,790,780	9,563,915	8,047,733
Other	5,608,127	13,793,997	13,078,893

	10,398,907	23,357,912	21,126,626

Deferred Tax
Canada	(3,213,987)	(848,566)	2,577,854
Other	(8,486,985)	(5,755,429)	(7,164,540)

	(11,700,972)	(6,603,995)	(4,586,686)

Total Income Tax (Benefit) Expense
Canada	1,576,793	8,715,349	10,625,587
Other	(2,878,858)	8,038,568	5,914,353

	(1,302,065)	16,753,917	16,539,940

        The Company mainly operates in Canada, PRC, Japan, Germany and the United States. In 2011, the Company established several entities in various jurisdictions.

Canada

        The Company was incorporated in Ontario, Canada and is subject to both federal and Ontario provincial corporate income taxes at a rate of 33%, 31% and 28.25% for the years ended December 31, 2009, 2010 and 2011, respectively.

        Canadian Solar Solutions Inc. was incorporated in Ontario, Canada and is subject to both federal and Ontario provincial corporate income tax at a rate of 33%, 31% and 28.25% for the years ended December 31, 2009, 2010 and 2011, respectively.

        Canadian Solar Manufacturing (Ontario) Inc. was a manufacturing entity incorporated in Ontario, Canada, and is subject to both federal and Ontario provincial corporate income tax at a rate of 29% and 26.5% for the years ended December 31, 2010 and 2011, respectively.

United States

        Canadian Solar (USA) Inc. was incorporated in Delaware, USA and is subject to both federal and California provincial corporate income taxes at a rate of 42.29%, 39.83% and 40.03% for the years ended 2009, 2010 and 2011, respectively.

Japan

        Canadian Solar Japan K.K. was incorporated in Japan and is subject to Japan profit tax at a rate of approximate 45.70% for the years ended 2009, 2010 and 2011, respectively.

Germany

        Canadian Solar EMEA GmbH was incorporated in Munich, Germany and is subject to Germany profit tax at a rate of 33% for the years ended 2009, 2010 and 2011, respectively.

Hong Kong

        Canadian Solar International Ltd.("HKSI") was incorporated in Hong Kong, China, and is subject to Hong Kong profit tax at a rate of 16.5% in 2011. No Hong Kong profit tax has been provided as HKSI has not had assessable profit that was earned in or derived from Hong Kong during the years presented.

PRC

        The other major operating subsidiaries, CSI Solartronics (Changshu) Co., Ltd., CSI Solar Technologies Inc., CSI Cells Co., Ltd., Canadian Solar Manufacturing (Luoyang) Inc., CSI Solar Power (China) Inc. and Canadian Solar Manufacturing (Changshu) Inc. were governed by the PRC Enterprise Income Tax Law ("new EIT Law"), which replaced the old Income Tax Law of PRC Concerning Foreign Investment and Foreign Enterprises and various local income tax regulations (the old "FEIT Law"), effective from January 1, 2008.

        Under the new EIT Law, domestically owned enterprises and foreign-invested enterprises ("FIEs") are subject to a uniform tax rate of 25%. The new EIT Law also provides a five-year transition period starting from its effective date for those enterprises which were established before the promulgation date of the new EIT Law and which were entitled to a preferential lower tax rate and tax holiday under the old FEIT Law or regulations. The tax rate of such enterprises will transition to the 25% uniform tax rate within a five-year transition period and the tax holiday, which was enjoyed by such enterprises before the effective date of the new EIT Law, may continue to be enjoyed until the end of the tax holiday.

        Accordingly, from January 1, 2008, the tax rates applicable on the Company's major operating subsidiaries in China are summarized as follows:

Company	Transitional Tax rate under the new EIT Law
CSI Solartronics (Changshu) Co., Ltd.	25%
CSI Solar Technologies Inc.	Exempted for 2008 and 2009 and 12.5% for 2010, 2011 and 2012 (half reduction on 25%)
CSI Cells Co., Ltd.	Exempted for 2008 and 12.5% for 2009, 2010 and 2011 (half reduction on 25%)
Canadian Solar Manufacturing (Luoyang) Inc.	Exempted for 2008 and 12.5% for 2009, 2010 and 2011 (half reduction on 25%)
Canadian Solar Manufacturing (Changshu) Inc	Exempted for 2008 and 2009 and 12.5% for 2010, 2011 and 2012 (half reduction on 25%)
CSI Solar Power (China) Inc.	25%

        The Company makes an assessment of the level of authority for each of its uncertain tax positions (including the potential application of interests and penalties) based on their technical merits, and has measured the unrecognized benefits associated with such tax positions. This liability is recorded in liability for uncertain tax positions in the consolidated balance sheet. In accordance with the Company's policies, it accrues and classifies interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The amount of interest and penalties accrued as of December 31, 2010 and 2011 was $2,269,049 and $2,847,899, respectively. The Company does not anticipate any significant increases or decreases to its liabilities for unrecognized tax benefits within the next 12 months.

        The following table indicates the changes to the Company's liabilities for uncertain tax positions for the years ended December 31, 2009, 2010 and 2011, respectively.

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Beginning balance	7,852,056	8,953,568	9,191,281
Addition for tax positions related to the current year	1,101,512	—	736,707
Addition for tax positions from prior years	—	342,617	—
Reductions for tax positions from prior years/Statute of limitations expirations	—	(104,904)	(474,947)

Ending balance	8,953,568	9,191,281	9,453,041

        The Company is subject to taxation in Canada and China. The Company's tax years from 2004 through 2011 are subject to examination by the tax authorities of Canada. With few exceptions, the Company is no longer subject to federal taxes for years prior to 2005 and Ontario taxes for years prior to 2004. The Company's tax years from 2002 through 2011 are subject to examination by the PRC tax authorities due to its permanent establishment in China.

        According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Company's PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2006 through 2011 on non-transfer pricing matters, and from 2001 through 2011 on transfer pricing matters.

        The principal components of deferred income tax assets are as follows:

	At December 31, 2010	At December 31, 2011
	$	$
Deferred tax assets:
Accrued warranty costs	9,083,240	11,591,771
Bad debt provision	3,239,612	6,231,452
Issuance costs	1,849,697	1,006,272
Inventory write-down	3,358,735	4,434,180
Depreciation difference of property, plant and equipment	5,829,316	10,826,169
Loss on firm purchase commitment	1,986,063	—
Net operating loss carried forward	3,834,258	37,960,792
Others	2,285,344	2,694,473

Total deferred tax assets	31,466,265	74,745,109
Valuation allowance	(2,082,609)	(39,745,271)

Total deferred tax assets, net off valuation allowance	29,383,656	34,999,838

Analysis as:
Current	12,658,307	11,773,066
Non-current	16,725,349	23,226,772

	29,383,656	34,999,838

Deferred tax liabilities:	274,521	340,817
Financial derivatives assets
Acquisition of subsidiaries	—	1,230,740
Others	—	591,555

Total deferred tax liabilities	274,521	2,163,112

Analysis as:
Current	274,521	2,163,112
Non-current	—	—

	274,521	2,163,112

        The Company has net operating losses of $167,110,051 as of December 31, 2011. Such losses will expire between 2015 and 2031.

        A reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes is as follows:

	Years Ended December 31,
	2009	2010	2011

Combined federal and provincial income tax rate	33%	31%	28%
Expenses not deductible for tax purpose	31%	3%	(19)%
Tax exemption and tax relief granted to the Company	(72)%	(10)%	25%
Effect of different tax rate of subsidiary operations in other jurisdiction	(16)%	(3)%	(3)%
Unrecognized tax benefits	9%	1%	(1)%
Valuation allowance	10%	2%	(51)%
Exchange gain (loss)	(1)%	1%	(1)%

	(6)%	25%	(22)%

        The aggregate amount and per share effect of the tax holiday are as follows:

	Years Ended December 31,
	2009	2010	2011
	$	$	$
The aggregate dollar effect	15,419,344	6,781,702	18,162,641

Per share effect—basic	0.42	0.16	0.42

Per share effect—diluted	0.41	0.16	0.42

        In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises ("FIEs") earned after January 1, 2008, are subject to a 10% withholding income tax. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary difference attributable to excess of financial reporting basis over tax basis in the investment in a foreign subsidiary. However, a deferred tax liability is not recognized if the basis difference is not expected to reverse in the foreseeable future and is expected to be permanent in duration. The Company believes that the PRC subsidiaries' undistributed earnings of approximately $200.1 million at December 31, 2011 are considered to be indefinitely reinvested to the PRC entities. As such, no deferred taxes have been recorded on the excess financial reporting basis of the Company's PRC subsidiaries as these differences are not expected to reverse in the foreseeable future and are expected to be permanent in duration.